Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31
	2023	2022
Employees, salaries and related liabilities	195,509	137,597
Advances from customers	201,762	185,002
Warranty provision	5,793	9,136
Accrued expenses	287,797	442,912
	690,861	774,647